Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs	The table below provides a reconciliation of the beginning and ending balance for the liabilities measured using fair significant unobservable inputs:
Insurance of warrants on February 2, 2021	18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	11,211
Change in fair value	(11,818)
Foreign currency translation adjustment	607
Balance – December 31, 2022 and 2023	—